Partners' Equity (Tables)	6 Months Ended
Jun. 30, 2019
Partners' Equity
Schedule of distribution policy and profit allocation

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter		Above	$0.46875	75.0%	2.0%	23.0%